UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

INVESTMENT COMPANY ACT FILE NUMBER:     811-21287


NAME OF REGISTRANT:                     John Hancock Funds Preferred
					Income Fund III


ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 601 Congress Street
                                         Boston, MA 02210

NAME AND ADDRESS OF AGENT FOR SERVICE:  Gordon M. Shone
                                         601 Congress Street
                                         Boston, MA 02210

REGISTRANT'S TELEPHONE NUMBER:          617-663-3000

DATE OF FISCAL YEAR END:                05/31

DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008


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
127343 John Hancock Funds Preferred Income Fund III
--------------------------------------------------------------------------------------------------------------------------
 GREAT PLAINS ENERGY INCORPORATED                                                            Agenda Number:  932767621
--------------------------------------------------------------------------------------------------------------------------
    Security:  391164100                                                             Meeting Type:  Special
      Ticker:  GXP                                                                   Meeting Date:  10-Oct-2007
        ISIN:  US3911641005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE ISSUANCE OF SHARES OF GREAT               Mgmt          For                            For
       PLAINS ENERGY INCORPORATED COMMON STOCK AS
       CONTEMPLATED BY THE AGREEMENT AND PLAN OF MERGER,
       DATED AS OF FEBRUARY 6, 2007, BY AND AMONG
       AQUILA, INC., GREAT PLAINS ENERGY INCORPORATED,
       GREGORY ACQUISITION CORP. AND BLACK HILLS CORPORATION,
       INCLUDING ALL EXHIBITS AND SCHEDULES THERETO.

02     APPROVAL OF AUTHORITY OF THE PROXY HOLDERS TO             Mgmt          For                            For
       VOTE IN FAVOR OF A MOTION TO ADJOURN THE MEETING
       FOR THE PURPOSE OF SOLICITING ADDITIONAL PROXIES.




--------------------------------------------------------------------------------------------------------------------------
 GREAT PLAINS ENERGY INCORPORATED                                                            Agenda Number:  932834888
--------------------------------------------------------------------------------------------------------------------------
    Security:  391164100                                                             Meeting Type:  Annual
      Ticker:  GXP                                                                   Meeting Date:  06-May-2008
        ISIN:  US3911641005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       D.L. BODDE                                                Mgmt          For                            For
       M.J. CHESSER                                              Mgmt          For                            For
       W.H. DOWNEY                                               Mgmt          For                            For
       M.A. ERNST                                                Mgmt          For                            For
       R.C. FERGUSON, JR.                                        Mgmt          For                            For
       L.A. JIMENEZ                                              Mgmt          For                            For
       J.A. MITCHELL                                             Mgmt          For                            For
       W.C. NELSON                                               Mgmt          For                            For
       L.H. TALBOTT                                              Mgmt          For                            For
       R.H. WEST                                                 Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE          Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 WACHOVIA PREFERRED FUNDING CORP.                                                            Agenda Number:  932861621
--------------------------------------------------------------------------------------------------------------------------
    Security:  92977V206                                                             Meeting Type:  Annual
      Ticker:  WNAPR                                                                 Meeting Date:  12-May-2008
        ISIN:  US92977V2060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES E. ALWARD                                           Mgmt          For                            For
       JOEL J. GRIFFIN                                           Mgmt          For                            For
       CHARLES F. JONES                                          Mgmt          For                            For
       G. KENNEDY THOMPSON                                       Mgmt          For                            For



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Funds Preferred Income Fund III
By (Signature)       /s/ Keith F. Hartstein
Name                 Keith F. Hartstein
Title                President
Date                 08/28/2008